Revenues from contracts with customers - Disclosure of products sales by channel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	€ 114,797	€ 62,984	€ 65,938
Commercialized products other than VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	85,228	63,002	65,938
Direct product sales | Commercialized products other than VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	75,968	60,325	54,160
Indirect product sales (Sales through distributors) | Commercialized products other than VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	€ 9,260	€ 2,678	€ 11,778